Employee Benefits - Summary of Net Defined Benefit Liability Asset (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	$ 4,515	$ 3,688
Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	1,110	661
Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	722	350
Net benefit cost recognized in the consolidated statements of income [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	433	468	$ 374
Gain or Loss on Settlement or Curtailment	2	(14)	(3)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	379	387	319
Net benefit cost recognized in the consolidated statements of income [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	279	318	244
Gain or Loss on Settlement or Curtailment	2	(5)	(2)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	290	304	248
Net benefit cost recognized in the consolidated statements of income [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	139	125	106
Gain or Loss on Settlement or Curtailment		(8)	(1)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	57	49	41
Net benefit cost recognized in the consolidated statements of income [member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	15	25	24
Gain or Loss on Settlement or Curtailment		(1)
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	32	$ 34	$ 30
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Discount rates [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	469
Gain or Loss on Settlement or Curtailment	1
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	318
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Discount rates [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	180
Gain or Loss on Settlement or Curtailment	1
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	237
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Discount rates [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	283
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	52
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Discount rates [member] | Postretirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	6
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	29
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Future salary growth [Member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	525
Gain or Loss on Settlement or Curtailment	2
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	391
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Future salary growth [Member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	205
Gain or Loss on Settlement or Curtailment	2
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	329
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Future salary growth [Member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	320
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	62
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate +1% [member] | Medical cost trend rates [Member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	8
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	40
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Discount rates [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	524
Gain or Loss on Settlement or Curtailment	2
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	460
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Discount rates [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	199
Gain or Loss on Settlement or Curtailment	2
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	356
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Discount rates [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	317
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	63
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Discount rates [member] | Postretirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	8
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	41
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Future salary growth [Member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	459
Gain or Loss on Settlement or Curtailment	1
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	320
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Future salary growth [Member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	178
Gain or Loss on Settlement or Curtailment	1
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	267
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Future salary growth [Member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	281
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	53
Net benefit cost recognized in the consolidated statements of income [member] | Discount rate -1% [member] | Medical cost trend rates [Member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	6
Effect of Net Interest on the Net Defined Benefit Liability (Asset)	30
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate +1% [member] | Discount rates [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	1,861
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate +1% [member] | Discount rates [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	1,379
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate +1% [member] | Discount rates [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	147
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate +1% [member] | Discount rates [member] | Postretirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	335
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate +1% [member] | Future salary growth [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	1,671
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate +1% [member] | Future salary growth [Member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	1,493
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate +1% [member] | Future salary growth [Member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	178
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate +1% [member] | Medical cost trend rates [Member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	431
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate -1% [member] | Discount rates [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	1,958
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate -1% [member] | Discount rates [member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	1,528
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate -1% [member] | Discount rates [member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	1
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate -1% [member] | Discount rates [member] | Postretirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	429
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate -1% [member] | Future salary growth [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	1,555
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate -1% [member] | Future salary growth [Member] | Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	1,408
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate -1% [member] | Future salary growth [Member] | Seniority premiums [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	147
Net benefit cost recognized in consolidated statements of other comprehensive income [member] | Discount rate -1% [member] | Medical cost trend rates [Member] | Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liabilility (Assets)	$ 333